Stock-Based Compensation - Summary of Estimated Assumptions of Weighted-Average Fair Values of Options Granted (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Weighted-average risk-free interest rate	2.17%	0.59%
Expected dividend yield	0.00%	0.00%
Expected volatility	84.88%	82.22%
Expected terms	4 years 4 months 20 days	3 years 11 months 19 days